Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($) Segment	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Short-Term Pledged Bank Deposits USD ($)	Dec. 31, 2013 Short-Term Pledged Bank Deposits CNY	Dec. 31, 2013 Government grant deposit USD ($)	Dec. 31, 2013 Government grant deposit CNY	Dec. 31, 2013 Warehouse and buying costs CNY	Dec. 31, 2012 Warehouse and buying costs CNY	Dec. 31, 2011 Warehouse and buying costs CNY	Dec. 31, 2013 Distribution CNY	Dec. 31, 2012 Distribution CNY	Dec. 31, 2011 Distribution CNY
Summary Of Significant Accounting Policies [Line Items]
Currency translation, rate of $US1	6.0537	6.0537
Restricted cash	$ 6,112	37,000	36,000		$ 5,947	36,000	$ 165	1,000
Inventory write-downs	1,970	11,926	9,072	9,379
Impairment losses of property and equipment	1,154	6,984	7,649	14,164
Impairment of goodwill		0	0	0
Land use right period	50 years	50 years
Recognized income tax positions	Greater than 50%	Greater than 50%
Advertising and promotion costs		14,142	14,504	9,904
Vendor allowance, in cost of goods sold		104,714	87,338	76,067
Vendor allowance from reduction of advertising and promotion costs		16,759	13,131	10,387
Sales, marketing and other operating expenses	$ 169,615	1,026,798	1,011,695	1,015,165					39,172	37,757	36,225	11,042	11,208	11,707
Retail drugstore lease term	5 years	5 years
Number of reportable operating segment	1	1